Basis of Accounting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Basis of Accounting (Details) [Line Items]
Bad debts					$ 868,804
Revenue decreased					288,222
Revenue accumulated loss					580,582
Inventories					2,996,964
Provision for inventories					972,415
Inventories accumulated loss					3,969,379
Other receivables	$ 1,353,992		$ 1,341,605		835,155
Accumulated losses					1,327,629
Provision for other receivables					2,162,784
Provision for loan receivables					6,902,000
Provision for other current assets	1,353,992		1,341,605		1,667,079
Provision for otherr expense					4,819
Loan receivable accumulated loss					8,573,898
Associate profit					175,507
Provision for associate profit					476,815
Associates accumulated losses					652,322
Amortization of intangible asset					739,207
Intangible assets					130,182
Other reserves					558,298
Other expense					4,821
Non controlling interest	(821,813)		(821,813)
Amortization of intangible expense					722,784
Equipment deposit					5,000,000
Convertible promissory notes issued					5,502,927
Convertible promissory note	255,840	[1]	14,314,083	[1]	2,399,746
Derivative financial instruments	16,352		992,336		688,165
Financial instruments other reserves					2,544,840
Change in derivative financial instruments					596,491
Convertible promissory note finance cost					53,420
Warrant liability	21,808		252,969		11,980
Loss on fair value change in warrants					23,296,291
Accumulated losses					7,064,434
Paid up capital					9,472,705
Accumulated loss					987,319
Gain on conversion of convertible note liability					1,292,424
Gain on derecognition of derivative liability					987,319
Finance costs	$ 732,037		$ 845,481		84,420
Share capital					185,635
Legal and professional fees accumulated losses					132,000
Legal and professional fee					53,635
Current Profit and Loss					808,019
Convertible promissory notes [Member]
Basis of Accounting (Details) [Line Items]
Intangible assets accumulated losses					1,422,866
Non controlling interest					22,396
Convertible promissory notes issued					15,000,000
Derivative financial instruments					1,677,178
Finance costs					384,754
Non-controlling interests [member]
Basis of Accounting (Details) [Line Items]
Non-controlling interest amount carried forward					$ 753,134

[1]	In November 2023, the Company issued a US$15 million convertible promissory note (“2311 Note”). The 2311 Note is redeemable in two years and bears no interest. The holder of the 2311 Note has the right to convert the principal amount to shares in the Company at a fixed conversion price of US$1.42 per share, subject to adjustment, over the term of the Note. The holder of the 2311 Note cannot convert the shares in the Company if such conversion would take the noteholder over 19.99% shareholding in the Company. In September 2025, the Company redeemed this 2311 Note by assigning the equipment deposit of equal value to the holder of 2311 Note.